Annual Operating Expenses {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-12 - Fidelity Latin America Fund	Dec. 30, 2020
Fidelity Advisor Latin America Fund: Class A
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.42%
Total annual operating expenses	1.36%
Fidelity Advisor Latin America Fund: Class M
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.43%
Total annual operating expenses	1.62%
Fidelity Advisor Latin America Fund: Class C
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.42%
Total annual operating expenses	2.11%
Fidelity Advisor Latin America Fund: Class I
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	1.00%	[1]
Fidelity Advisor Latin America Fund: Class Z
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.86%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus, in part, because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.